Taxes (Details) - Schedule of components of company's deferred tax assets - USD ($)	Jul. 31, 2021	Jul. 31, 2020
Schedule of components of company's deferred tax assets [Abstract]
Allowance for doubtful account	$ 105,059	$ 212,010
Net operating loss carry forwards	664,208	746,024
Deferred tax assets before valuation allowance	769,267	958,034
Less: valuation allowance	(769,267)	(958,034)
Net deferred tax assets